UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – December 31, 2012

Item 1. Reports to Stockholders.

Annual Report

December 31, 2012

Board of Managers

Separate Account B:

David G. Fussell, Chairman

H. Grant Law, Jr.

Henry E. Blaine

PRINCIPAL OFFICERS OF ALLSTATE ASSURANCE COMPANY

Anurag Chandra, Chairman of the Board, President and Chief Executive Officer

Judith P. Greffin, Executive Vice President and Chief Investment Officer

Samuel H. Pilch, Senior Group Vice President and Controller

D. Scott Harper, Senior Vice President and Assistant Treasurer

Jeffrey J. McRae, Senior Vice President and Assistant Treasurer

Jesse E. Merten, Senior Vice President and Chief Financial Officer

Harry R. Miller, Senior Vice President and Chief Risk Officer

P. Kelly Noll, Senior Vice President and Chief Privacy Officer

Mario Rizzo, Senior Vice President and Treasurer

Errol Cramer, Vice President and Appointed Actuary

Angela K. Fontana, Vice President, General Counsel and Secretary

Tracy M. Kirchhoff, Chief Compliance Officer

Jennifer M. Hager, Assistant Secretary

Mary J. McGinn, Assistant Secretary

Lynn M. Cirrincione, Authorized Representative

Raymond P. Thomas, Authorized Representative

ALLSTATE ASSURANCE COMPANY SEPARATE ACCOUNT B

A separate account of Allstate Assurance Company (“Company”)

This report and the financial statements attached are submitted solely for the general information of contract owners of Allstate Assurance Company Separate Account B (“Separate Account B” or “Registrant”) and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN

ALLSTATE ASSURANCE COMPANY

VARIABLE ANNUITY CONRACTS

This annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the year ended December 31, 2012. Comparative figures that relate to Separate Account B’s activities during the year of 2012 are provided below.

The accumulation value for Separate Account B increased 10.79% for the year 2012 from $14.74 at year-end 2011 to $16.33 on December 31, 2012. During this same period the S&P 500 index increased by a total return of 16.0%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on December 31, 2012 was 42,934, down from 43,271 at year-end 2011. As a result of withdrawals and changes in the accumulation unit value, total contract owners’ equity on December 31, 2012 was $907,649 compared to $855,834 on December 31, 2011.

Calendar 2012 ended well for U.S. equities with the market, as measured by the 16% increase in the S&P 500, the fourth consecutive year of positive returns for this index. While 2012’s performance was impressive, the economic and business landscape didn’t “feel” as good as the actual returns. Specifically, U.S. investors were continuously confronted with political uncertainty and relatively tepid economic growth. However, as the year progressed, financial risks from Europe became less worrisome, as did domestic economic concerns, especially job growth. The result was improved, albeit modest, investor sentiment, which helped drive multiple expansion and double-digit returns for U.S. equities.

Looking forward, our expectations for economic growth remain somewhat muted. In the U.S., consumers must deal with higher payroll taxes, further political anxiety (e.g., debt ceiling) and a continuation of murky job growth. Our overseas outlook is rather similar. GDP growth in most European countries remains negative, and in key emerging markets, i.e., China and India, growth has decelerated. That said, much of the financial uncertainty and fall-out from the great recession has finally abated – a dynamic that should promote an appetite for greater risk. Additionally, the continuation of historically low interest rates, coupled with attractive equity valuations, we expect favorable returns for stocks, especially when compared to bonds or cash. We continue to believe your portfolio is positioned properly with leading companies in their respective sectors.

Thank you for your continued support.

/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Allstate Assurance Company
Separate Account B

REMUNERATION OF MEMBERS OF THE BOARD OF MANAGERS

Unum Group paid all expenses relative to the operation of Separate Account B including Board of Managers’ fees. Accordingly, no member of the Board of Managers (“Board”) receives any remuneration from Separate Account B. Each Board member receives an annual retainer of $4,500.00 for serving on the Board.

PROXY VOTING POLICIES

A description of Separate Account B’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of Separate Account B’s proxy voting policy and procedures on the SEC’s website, www.sec.gov.

Information regarding how Separate Account B voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

On June 25, 2012, Separate Account B held its Annual Meeting of Contract owners to vote on (i) the election of three (3) members of the Board of Managers in accordance with the Rules and Regulations of Separate Account B, (ii) the ratification of the selection and appointment of Deloitte & Touche LLP as the Independent Auditors for Separate Account B in accordance with the Rules and Regulations and (iii) the transaction of such other business as may properly come before the meeting. At the meeting, a majority of Contract owners holding outstanding interests in Separate Account B voted (i) to elect David G. Fussell, Henry E. Blaine and H. Grant Law, Jr. to the Board, and (ii) to ratify the selection and appointment of Deloitte & Touche LLP as the Independent Auditor for Separate Account B.

The final vote tallies for each item are as follows:

1.	The election of three (3) members of the Board of Managers in accordance with the Rules and Regulations of Separate Account B.

	No. of Dollars	% of Outstanding Dollars	% of Dollars Voted

David G. Fussell

Affirmative	$373,416.95	56.745%	100.000%
Withhold	.00	.000%	.000%

TOTAL	$373,416.95	56.745%	100.000%

Henry E. Blaine

Affirmative	$373,416.95	56.745%	100.000%
Withhold	.00	.000%	.000%

TOTAL	$373,416.95	56.745%	100.000%

H. Grant Law, Jr.

Affirmative	$373,416.95	56.745%	100.000%
Withhold	.00	.000%	.000%

TOTAL	$373,416.95	56.745%	100.000%

2.	Ratification of the selection and appointment of Deloitte & Touche LLP as the independent auditors for Separate Account B in accordance with the Rules and Regulations.

	No. of Dollars	% of Outstanding Dollars	% of Dollars Voted

Affirmative	$373,416.95	56.745%	100.000%
Withhold	.00	.000%	.000%
Abstain	.00	.000%	.000%

TOTAL	$373,416.95	56.745%	100.000%

QUARTERLY FILING REQUIREMENTS

In November 2004, Separate Account B began filing its complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s website, www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about members of the Board of Separate Account B, and is available, without charge, upon request, toll-free at (800) 718-8824 for contract owners who call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1) Name, Address, and Age	(2) Position(s) Held with the Separate Account	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director

Henry E. Blaine (83) 403 Country Club View Drive Edwardsville, IL 62025	Member, Board of Managers	2011-2012 34 years of service	Retired – Partner, B&B Enterprises	1	None

H. Grant Law, Jr. (66) P.O. Box 1367 Chattanooga, TN 37401	Member, Board of Managers	2011-2012 20 years of service	Retired - President, Newton Chevrolet, Inc. & Newton Oldsmobile – GMC Trucks Mitsubishi, Inc.	1	None

The member of the Board listed below is an “interested person” of Separate Account B within the meaning of section 2(a)(19) of the 1940 Act.

Name, Address, and Age	Position(s) Held with Separate Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director

David G. Fussell (65) 259 Gnome Trail Lookout Mtn., GA 30750	Chairman, Board of Managers	2011-2012 17 years of service	Retired - Chief Investment Officer and Senior Vice President of Unum Group, Chattanooga, Tennessee	1	None

None of the members of the Board of Managers who are not “interested persons” of the Separate Account within the meaning of section 2(a)(19) of the Act owns beneficially or of record securities of the Company or any of its affiliates. Each Board member has served in that capacity for more than a decade and is annually elected by Contract owners. The Board of Managers does not include a lead member who is not an interested person. The Board’s current structure is appropriate in view of the experience and longstanding working relationship of its members and the nature of the Separate Account’s operations. In overseeing the Separate Account’s operations, the Board receives regular reports on various aspects of the Separate Account’s operations, such as performance, securities holdings and compliance.

FINANCIAL STATEMENTS

Allstate Assurance Company Separate Account B

As of December 31, 2012 and

For the Years Ended December 31, 2012 and 2011,

and Report of Independent Registered Public Accounting Firm

Allstate Assurance Company Separate Account B

Audited Financial Statements

December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Contract Owners

Allstate Assurance Company Separate Account B,

And Board of Directors of Allstate Assurance Company

Chicago, IL

We have audited the accompanying statement of assets and liabilities of Allstate Assurance Company Separate Account B (the “Separate Account”), including the schedule of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in variable annuity contract owners’ equity for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Allstate Assurance Company Separate Account B as of December 31, 2012, the results of its operations for the year then ended, the changes in its variable annuity contract owners’ equity for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 27, 2013

STATEMENT OF ASSETS AND LIABILITIES

Allstate Assurance Company Separate Account B

December 31, 2012

ASSETS

Common stocks - at fair value
(Cost: $651,202)	$870,568
Cash	39,849
Accrued dividends	1,480

TOTAL ASSETS	$911,897

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Amounts payable for terminations and variable annuity benefits	$3,323
Management fee and other amounts due Allstate
Assurance Company	925

TOTAL LIABILITIES	4,248

Contract owners’ equity:
Deferred annuity contracts terminable by owners - (accumulation unitsoutstanding: 42,934.089 at $16.33247 per unit)	701,220
Annuity contracts in pay-out period - (annuitization unitsoutstanding: 12,639.173 at $16.33247 per unit)	206,429

TOTAL CONTRACT OWNERS’ EQUITY	907,649

TOTAL LIABILITIES AND CONTRACT OWNERS’ EQUITY	$911,897

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

Allstate Assurance Company Separate Account B

Year Ended December 31, 2012

INVESTMENT INCOME

Income:

Dividends	$25,116

Expenses - Note D:
Investment advisory services	4,515
Mortality and expense assurances	6,320

Total Expenses	10,835

NET INVESTMENT INCOME	14,281

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NOTE A

Net realized gain from investment transactions
Proceeds from sales	186,140
Cost of investments sold	79,003

Net realized gain	107,137

Net unrealized appreciation of investments:
At end of year	219,366
At beginning of year	249,691

Decrease in net unrealized appreciation of investments	(30,325)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	76,812

NET INCREASE IN CONTRACT OWNERS’ EQUITY FROM OPERATIONS	$91,093

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS’ EQUITY

Allstate Assurance Company Separate Account B

	Year Ended December 31
	2012	2011

BALANCE AT BEGINNING OF YEAR	$855,834	$918,956

FROM OPERATIONS:

Net investment income	14,281	11,462
Net realized gain on investments	107,137	104,631
Decrease in net unrealized appreciation of investments	(30,325)	(91,491)

Increase in contract owners’ equity from operations	91,093	24,602

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:

Terminations and death benefits (Units terminated):	(3,896)	(52,054)
2012 - 250.605;
2011 - 3,619.334
Variable annuity benefits paid (Number of units):	(35,382)	(35,670)

2012 - 2,232.387;
2011 - 2,463.201

Decrease in contract owners’ equity from variable annuity contract transactions	(39,278)	(87,724)

NET INCREASE (DECREASE) IN CONTRACT OWNERS’ EQUITY	51,815	(63,122)

BALANCE AT END OF YEAR	$907,649	$855,834

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

Allstate Assurance Company Separate Account B

December 31, 2012

	Number of Shares	Fair Value	% of Net Assets
COMMON STOCKS

CAPITAL GOODS

Caterpillar, Inc.	200	$17,916
Emerson Electric Company	1,000	52,960
General Electric Company	3,000	62,970
Ingersoll-Rand PLC	650	31,174

		165,020	18.2%

CONSUMER GOODS

PepsiCo, Inc.	800	54,744
Procter & Gamble Company	800	54,312

		109,056	12.0%

CONSUMER SERVICES

Target Corporation	500	29,585
Wal-Mart Stores, Inc.	500	34,115

		63,700	7.0%

ENERGY

Chevron Corporation	445	48,122
Dominion Resources, Inc.	1,000	51,800
Exxon Mobil Corporation	565	48,901

		148,823	16.4%

FINANCIAL

American Express Company	1,000	57,480
JPMorgan Chase & Company	1,200	52,764

		110,244	12.1%

HEALTH CARE

Johnson & Johnson	1,000	70,100
Stryker Corporation	1,000	54,820

		124,920	13.8%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS - Continued

Allstate Assurance Company Separate Account B

December 31, 2012

	Number of Shares	Fair Value	% of Net Assets
COMMON STOCKS - Continued

TECHNOLOGY

Apple, Inc.	75	$39,977
Cisco Systems, Inc.	3,000	58,950
Jabil Circuit, Inc.	1,200	23,148
Microsoft Corporation	1,000	26,730

		148,805	16.4%

TOTAL COMMON STOCK		870,568	95.9%

TOTAL INVESTMENTS		870,568	95.9%

CASH AND ACCRUED DIVIDENDS LESS LIABILITIES		37,081	4.1%

TOTAL CONTRACT OWNERS’ EQUITY		$907,649	100.0%

All investments held as of December 31, 2012, were in domestic companies based in the United States, except for, Ingersoll-Rand PLC, which is based in Ireland.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Allstate Assurance Company Separate Account B

December 31, 2012

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each year excluding sales loads:

	Year Ended December 31
	2012	2011	2010	2009	2008

Investment income	$0.44	$0.36	$0.31	$0.26	$0.30
Expenses	0.19	0.17	0.16	0.13	0.18

Net investment income	0.25	0.19	0.15	0.13	0.12
Net realized and unrealized gain (loss) on investments	1.34	0.22	0.54	3.00	(7.38)

Net increase (decrease) in contract owners’ equity	1.59	0.41	0.69	3.13	(7.26)
Net contract owners’ equity:
Beginning of year	14.74	14.33	13.64	10.51	17.77

End of year	$16.33	$14.74	$14.33	$13.64	$10.51

Total Return	10.79%	2.86%	5.06%	29.78%	(40.86%)

Ratio of expenses to average contract owners’ equity	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average contract owners’ equity	1.59%	1.29%	1.06%	1.18%	0.77%
Portfolio turnover	15%	19%	0%	2%	17%
Deferred annuity contracts terminable by owners -accumulation units outstanding at end of period	42,934	43,271	46,859	47,493	102,476

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Allstate Assurance Company Separate Account B

December 31, 2012

NOTE A - INVESTMENTS AND ACCOUNTING POLICIES

Allstate Assurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Allstate Assurance Company has taken steps to deregister Separate Account B as an investment company under the Investment Company Act of 1940. A separate account is required to have less than 100 contract owners in order to qualify for deregistration. This requirement had been met by Separate Account B as of December 31, 2009. As of December 31, 2012, the deregistration process had not been finalized with the Securities and Exchange Commission.

Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998, as well as accounting and other services. On February 1, 2001, Unum Group (formerly UnumProvident Corporation) sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Assurance Company, a wholly-owned subsidiary of Allstate Life Insurance Company (“Allstate Life”), a wholly-owned subsidiary of Allstate Insurance Company (“Allstate”), a wholly-owned subsidiary of Allstate Insurance Holdings (“Allstate Holdings”), a wholly-owned subsidiary of The Allstate Corporation (the “Corporation”). This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at fair value using published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

Net assets allocated to contracts in the payout period are computed according to the 1971 Individual Annuity Mortality Table or the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5 percent. The mortality risk is fully borne by Unum Group and may result in additional amounts being transferred into Separate Account B by Unum Group to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Unum Group.

Realized and unrealized gains and losses are credited to, or charged to, contract owners’ equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $229,215 and gross unrealized losses of $9,849 at December 31, 2012. Security transactions are recorded on a trade date basis. Dividend income is recorded on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the year ended December 31, 2012, is shown below.

Year Ended December 31, 2012

Cost of investments purchased	$132,655

Proceeds from investments sold	$186,140

.

NOTES TO FINANCIAL STATEMENTS - Continued

Allstate Assurance Company Separate Account B

December 31, 2012

NOTE B - FAIR VALUE MEASUREMENTS

Accounting Standards Codification 820 (“ASC 820”), Fair Value Measurements, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

ASC 820 requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria for each level is summarized as follows:

•	Level 1 – Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that Separate Account B can access.

•	Level 2 – Assets and liabilities whose values are based on the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect Separate Account B’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

As of December 31, 2012, all investments held by Separate Account B were valued using Level 1 inputs as defined by ASC 820. See the Schedule of Investments for the listing of investments segregated by type and industry composition.

NOTES TO FINANCIAL STATEMENTS - Continued

Allstate Assurance Company Separate Account B

December 31, 2012

NOTE C - FEDERAL INCOME TAXES

Separate Account B intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, Separate Account B is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of Separate Account B are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with the Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No state or federal income taxes are allocable to Separate Account B.

Separate Account B had no liability for unrecognized tax benefits at December 31, 2012, and there was no activity related to unrecognized tax benefits during the year. Separate Account B believes that it is reasonably possible that the liability balance will not significantly change within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

NOTE D - EXPENSES

Deductions are made by Allstate Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are .50% and .70%, respectively, of the average daily net assets of Separate Account B.

Item 2. Code of Ethics.

(a)	Separate Account B has adopted a Code of Ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of Separate Account B’s Code of Ethics is filed herewith as Exhibit 12(a)(1).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics described in 2(a) above.

(c)	During the period covered by this report, no implicit or explicit waivers of the provisions of the Code of Ethics described in 2(a) above were granted.

Item 3. Audit Committee Financial Expert.

Separate Account B has assets under $1 million as of December 31, 2012. It has an audit committee, but does not have an audit committee financial expert. The Audit Committee of Separate Account B consists of independent directors that control 2/3 of the Board. The Committee receives quarterly reports on the transactions in Separate Account B.

Item 4. Principal Accountant Fees and Services.

All fees relating to audit services performed for Separate Account B are paid by Unum Group.

Audit Fees –The aggregate fees paid to Deloitte & Touche LLP for the audit of the financial statements of Separate Account B for 2012 and 2011 were $30,000.00 and $30,000.00, respectively.

Audit-Related Fees – The aggregate fees for audit-related services rendered by Deloitte & Touche LLP to Separate Account B in 2012 and 2011 were $0.00 and $0.00, respectively.

Tax Fees – The aggregate fees related to tax compliance, tax advice and tax planning services to Separate Account B for fiscal years ended December 31, 2012 and December 31, 2011, were $0.00 and $0.00, respectively.

All Other Fees – The aggregate fees rendered by Deloitte & Touche LLP to Separate Account B for such services to Separate Account B in 2012 and 2011 were $0.00 and $0.00, respectively.

Item 5. Audit Committee of Listed Registrants.

The members of the Audit Committee are Henry E. Blaine and H. Grant Law, Jr. Each member of the Audit Committee is “independent” as determined under Rule 10A-3 of the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

Separate Account B’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to Separate Account B’s Board.

Item 11. Controls and Procedures.

(a)	Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer, conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of this evaluation.

(b)	No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent fiscal year.

Item 12. Exhibits.

The following exhibits are attached to this Form N-CSR:

(1)	Code of Ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, attached hereto as Exhibit 12(a)(1).

(2)	Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 12(a)(2).

(3)	Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 12(a)(3).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: March 1, 2013